Leases (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Feb. 28, 2017
Disclosure of quantitative information about right-of-use assets [line items]
Cash outflow for leases	$ 7,144	$ 7,888	$ 5,171
Additions	$ 1,105	0	225
Formosa And San Lorenzo [member]
Disclosure of quantitative information about right-of-use assets [line items]
Sale price				$ 1,109
Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lessee Operating Lease Term Of Contract	45 years
Additions	$ 0		0
Land [member] | Minimum [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Lessee Operating Lease Term Of Contract	8 months 12 days
Land [member] | Maximum [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Lessee Operating Lease Term Of Contract	5 years 1 month 6 days
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Additions	$ 1,105	$ 0	$ 225